Operating Expenses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Severance Costs (pretax)		$ 37.0
Selling expenses		1,105.5		1,104.8		1,226.6
General and administrative expenses:
Salaries and related benefits		3,115.3	[1]	3,284.3	[1]	3,076.4	[1]
Other general and administrative expenses		2,655.6	[2]	2,415.3	[2]	2,216.0	[2]
Total general and administrative expenses		5,770.9	[3]	5,699.6	[3]	5,292.4	[3]
Total operating expenses		6,876.4		6,804.4		6,519.0
Voluntary early retirement expense (pretax)				137.0
Transaction-related costs	16.2
Settlement of class action litigation, pretax		120.0
Transaction Related Cost, Pretax (2010)						66.2
Litigation-related insurance proceeds, pretax						156.3
Severence And Facilities Charge Pretax						$ 47.4

[1]	In 2012, we recorded a severance charge of $37.0 million. In 2011, we recorded a charge of $137.0 million related to the voluntary early retirement program that we announced in July 2011.
[2]	In 2012, includes: $16.2 million of transaction and integration-related costs related to the proposed acquisition of Coventry and a litigation-related charge of $120.0 million. In 2010, includes: transaction-related costs of $66.2 million and litigation-related insurance proceeds of $156.3 million.
[3]	In 2010, we recorded severance and facilities charges $47.4 million